UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-22603

Name of Fund: BlackRock Municipal 2030 Target Term Trust (BTT)

Fund Address:  100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service: John M. Perlowski, Chief Executive Officer, BlackRock Municipal 2030 Target Term Trust, 55 East 52nd Street, New York, NY 10055

Registrant’s telephone number, including area code: (800) 882-0052, Option 4

Date of fiscal year end: 07/31/2019

Date of reporting period: 10/31/2018

Item 1 – Schedule of Investments

Schedule of Investments (unaudited) October 31, 2018	BlackRock Municipal 2030 Target Term Trust (BTT) (Percentages shown are based on Net Assets)

Security	Par (000)	Value
Municipal Bonds — 133.5%

Alabama — 2.3%
Alabama Federal Aid Highway Finance Authority, RB, Series A:
5.00%, 09/01/33	$3,985	$4,529,550
5.00%, 09/01/34	3,500	3,966,760
Alabama Special Care Facilities Financing Authority-Birmingham, Refunding RB, Children’s Hospital of Albama, 5.00%, 06/01/30	10,000	11,016,600
Birmingham-Jefferson Civic Center Authority, Special Tax Bonds, Series A:
5.00%, 07/01/31	1,100	1,241,955
5.00%, 07/01/32	1,150	1,293,359
5.00%, 07/01/33	1,600	1,792,480
County of Jefferson Alabama Sewer Revenue, Refunding RB, CAB, Senior Lien-Warrants, Series B (AGM)(a):
0.00%, 10/01/31	7,375	3,888,174
0.00%, 10/01/32	6,295	3,075,737
0.00%, 10/01/33	1,275	582,955
Homewood Educational Building Authority, Refunding RB, Educational Facilities, Samford University, Series A:
5.00%, 12/01/33	1,010	1,106,526
5.00%, 12/01/34	1,380	1,502,351
University of South Alabama, Refunding RB, (AGM):
5.00%, 11/01/29	1,105	1,247,689
5.00%, 11/01/30	2,000	2,246,240

		37,490,376
Alaska — 0.1%
Northern Tobacco Securitization Corp., Refunding RB, Tobacco Settlement, Asset-Backed, Series A, 4.63%, 06/01/23	1,285	1,285,244

Arizona — 2.2%
Arizona Health Facilities Authority, Refunding RB, Phoenix Children’s Hospital:
Series A, 5.00%, 02/01/34	6,340	6,697,005
Series B, 5.00%, 02/01/33	1,810	1,908,156
City of Phoenix Arizona IDA, RB, Facility:
Candeo Schools, Inc. Project, 6.00%, 07/01/23	430	459,812
Eagle College Preparatory Project, Series A, 4.50%, 07/01/22	400	407,008
Eagle College Preparatory Project, Series A, 5.00%, 07/01/33	1,000	1,008,920

Security	Par (000)	Value
Arizona (continued)
City of Phoenix Arizona IDA, RB, Facility (continued):
Legacy Traditional Schools Project, Series A, 5.75%, 07/01/24(b)	$750	$796,328
City of Phoenix Arizona IDA, Refunding RB, Downtown Phoenix Student Housing, Series A:
5.00%, 07/01/29	175	193,785
5.00%, 07/01/31	175	191,695
County of Maricopa IDA, Refunding RB, Banner Health, Series A, 5.00%, 01/01/31	16,280	18,295,464
County of Pima Arizona IDA, Refunding RB, Tucson Electric Power Co. Project, Series A, 4.00%, 09/01/29	6,000	6,187,560

		36,145,733
California — 8.8%
Alameda Corridor Transportation Authority, Refunding RB, CAB, Sub-Lien, Series A (AMBAC), 0.00%, 10/01/30(a)	10,530	6,417,508
California Health Facilities Financing Authority, RB, Sutter Health, Series A:
5.00%, 11/15/32	1,600	1,839,328
5.00%, 11/15/33	1,855	2,121,452
California Health Facilities Financing Authority, Refunding RB, Sutter Health, Series A, 5.00%, 11/15/32	1,700	1,954,286
California Municipal Finance Authority, ARB, LINX APM Project, AMT, 5.00%, 12/31/33	4,000	4,374,760
California Municipal Finance Authority, RB:
Biola University, 4.00%, 10/01/33	2,500	2,536,725
Senior, S/F Housing, Caritas Affordable Housing, Inc. Project, Series A, 5.00%, 08/15/30	1,000	1,086,090
California Municipal Finance Authority, Refunding RB, Eisenhower Medical Center, Series A:
5.00%, 07/01/30	1,200	1,323,096
5.00%, 07/01/31	1,050	1,152,795
California Pollution Control Financing Authority, RB, Poseidon Resources (Channel Side) LP Desalination Project, AMT, 5.00%, 07/01/30(b)	13,845	14,504,160
California Statewide Communities Development Authority, RB:
Eskaton Properties, Inc., 5.25%, 11/15/34	2,500	2,661,375
Loma Linda University Medical Center, 5.00%, 12/01/28(b)	275	296,472

1

Schedule of Investments (unaudited) (continued) October 31, 2018	BlackRock Municipal 2030 Target Term Trust (BTT) (Percentages shown are based on Net Assets)

Security	Par (000)	Value
California (continued)
California Statewide Communities Development Authority, RB (continued):
Loma Linda University Medical Center, 5.00%, 12/01/33(b)	$1,350	$1,411,641
City of Long Beach California Harbor Revenue, RB, AMT, Series A:
5.00%, 05/15/31	1,200	1,355,436
5.00%, 05/15/32	1,800	2,026,008
5.00%, 05/15/33	675	757,087
5.00%, 05/15/34	1,650	1,845,459
City of San Jose California, Refunding ARB, Norman Y Mineta San Jose International Airport SJC, Series A, AMT:
5.00%, 03/01/30	500	559,515
5.00%, 03/01/31	1,500	1,670,475
5.00%, 03/01/32	1,000	1,109,820
5.00%, 03/01/33	975	1,079,101
5.00%, 03/01/34	1,250	1,380,613
5.00%, 03/01/35	2,000	2,202,920
County of San Diego Regional Airport Authority, ARB, AMT, Sub-Series B, 5.00%, 07/01/33	1,000	1,109,650
El Camino Community College District, GO, CAB, Election of 2002, Series C(a):
0.00%, 08/01/30	9,090	6,089,118
0.00%, 08/01/31	12,465	7,979,470
0.00%, 08/01/32	17,435	10,647,031
Golden State Tobacco Securitization Corp., Refunding RB, Series A-1, 5.00%, 06/01/29	14,500	15,964,210
Los Angeles California Unified School District, GO, Election of 2008, Series A, 4.00%, 07/01/33	3,000	3,097,380
Los Angeles Regional Airports Improvement Corp., Refunding RB, LAXFuel Corp., Los Angeles International, AMT, 5.00%, 01/01/32	4,110	4,287,922
M-S-R Energy Authority, RB, Series C, 6.13%, 11/01/29	2,500	3,023,525
Monterey Peninsula Community College District, GO, Refunding, CAB(a):
0.00%, 08/01/30	3,500	2,299,220
0.00%, 08/01/31	5,940	3,705,075
Oakland Unified School District/Alameda County, GO, Refunding, Series C, 5.00%, 08/01/30	1,300	1,496,521
Poway Unified School District, GO, Election of 2008, Series A(a):
0.00%, 08/01/30	10,000	6,652,500

Security	Par (000)	Value
California (continued)
Poway Unified School District, GO, Election of 2008, Series A(a) (continued):
0.00%, 08/01/32	$12,500	$7,480,375
State of California, GO, Refunding, 5.00%, 08/01/30	10,000	11,528,300
Washington Township Health Care District, Refunding RB, Series B, 3.00%, 07/01/28	750	712,343

		141,738,762
Colorado — 4.0%
Arista Metropolitan District, Refunding, GOL, 4.38%, 12/01/28	500	496,565
Central Platte Valley Metropolitan District, GO, Series A:
5.13%, 12/01/29	700	760,991
5.50%, 12/01/29	750	828,420
City & County of Denver Colarado, RB, CAB, Series A-2, 0.00%, 08/01/30(a)	1,000	637,690
City & County of Denver Colarado Airport System Revenue, Refunding ARB, AMT, Series A, 5.00%, 12/01/33	25,000	27,846,750
City of Lakewood Colorado Plaza Metropolitan District No. 1, Refunding, Tax Allocation Bonds(b):
4.00%, 12/01/23	1,000	1,016,930
4.10%, 12/01/24	5,080	5,148,478
4.20%, 12/01/25	5,280	5,327,150
4.50%, 12/01/30	4,305	4,308,014
Colorado Health Facilities Authority, Refunding RB:
Covenant Retirement Communities, Series A, 4.50%, 12/01/33	4,595	4,621,329
Covenant Retirement Communities, Series A, 5.00%, 12/01/33	3,000	3,152,160
NCMC, Inc. Project, 4.00%, 05/15/30	2,860	2,955,896
Copperleaf Metropolitan District No. 2, GO, Refunding, 5.25%, 12/01/30	500	519,835
Park Creek Metropolitan District, Refunding, Tax Allocation Bonds, Senior Limited Property, Series A:
5.00%, 12/01/27	1,500	1,676,865
5.00%, 12/01/28	1,500	1,668,810
5.00%, 12/01/30	1,350	1,489,334
5.00%, 12/01/31	1,500	1,649,865

2

Schedule of Investments (unaudited) (continued) October 31, 2018	BlackRock Municipal 2030 Target Term Trust (BTT) (Percentages shown are based on Net Assets)

Security	Par (000)	Value
Colorado (continued)
Tallyns Reach Metropolitan District No. 3, GO, Refunding, 5.00%, 12/01/33	$503	$522,853

		64,627,935
Connecticut — 1.4%
Capital Region Development Authority, Refunding RB:
5.00%, 06/15/30	1,095	1,203,712
5.00%, 06/15/31	1,125	1,230,975
State of Connecticut, GO:
Series A, 5.00%, 04/15/33	7,000	7,609,560
Series D, 4.00%, 08/15/29	11,500	11,707,575
State of Connecticut Health & Educational Facilities Authority, RB, Sacred Heart University Issue, Series I-1:
5.00%, 07/01/31	400	445,756
5.00%, 07/01/35	400	438,224

		22,635,802
Delaware — 0.3%
County of Kent Delaware, RB, CHF-Dover, LLC-Delaware State University Project, Series A:
4.00%, 07/01/22	230	236,707
4.00%, 07/01/23	570	586,849
5.00%, 07/01/24	705	761,132
5.00%, 07/01/25	805	875,180
5.00%, 07/01/26	850	927,256
5.00%, 07/01/27	890	972,984
5.00%, 07/01/28	935	1,018,832

		5,378,940
District of Columbia — 0.1%
District of Columbia, Refunding RB, Kipp Charter School, Series A, 6.00%, 07/01/23(c)	1,700	1,970,079

Florida — 9.4%
City of Lakeland Florida, Refunding RB, Lakeland Regional Health System, 5.00%, 11/15/30	3,750	4,168,762
City of Tampa Florida, Refunding RB, H. Lee Moffitt Cancer Center Project, Series A, 4.00%, 09/01/33	10,000	10,184,600
County of Alachua Florida Health Facilities Authority, RB, East Ridge Retirement Village, Inc. Project, 6.00%, 11/15/29	5,000	5,231,150
County of Broward Florida, RB, Fort Lauderdale Fuel Facilities, Series A, AMT (AGM):
5.00%, 04/01/30	600	639,276
5.00%, 04/01/33	740	785,325

Security	Par (000)	Value
Florida (continued)
County of Martin Florida IDA, Refunding RB, Indiantown Cogeneration, L.P. Project, AMT, 4.20%, 12/15/25(b)	$5,250	$5,322,082
County of Miami-Dade Florida, Refunding RB, Series B, 4.00%, 04/01/32	6,690	6,871,366
County of Miami-Dade Florida School Board, COP, Refunding, Series A, 5.00%, 05/01/32	9,000	9,908,370
County of Orange Convention Center, Refunding RB, 4.00%, 10/01/32	9,485	9,790,227
County of Orange Florida Tourist Development Tax Revenue, Refunding RB:
5.00%, 10/01/30	11,470	13,601,585
4.00%, 10/01/31	7,000	7,249,760
County of Palm Beach Florida Health Facilities Authority, Refunding RB, Acts Retirement-Life Communities, Inc. Obligated Group, 5.00%, 11/15/32	30,305	32,477,262
County of Palm Beach Health Facilities Authority, RB, Lifespace Communities, Inc.:
5.00%, 05/15/31	410	431,218
5.00%, 05/15/33	1,000	1,043,740
County of St. Johns Florida Water & Sewer Revenue, Refunding RB, CAB, Series B(a):
0.00%, 06/01/30	2,000	1,330,620
0.00%, 06/01/31	1,295	822,584
0.00%, 06/01/32	2,495	1,514,465
Double Branch Community Development District, Refunding, Special Assessment Bonds, Senior Lien, Series A-1, 4.13%, 05/01/31	1,200	1,213,512
Greater Orlando Aviation Authority, Refunding RB, Jet Blue Airways Corp. Project, AMT, 5.00%, 11/15/26	2,000	2,114,480
Jacksonville Florida Port Authority, Refunding ARB, AMT, 4.50%, 11/01/33	630	642,228
Jacksonville Florida Port Authority, Refunding RB, AMT:
4.50%, 11/01/30	2,895	2,973,831
4.50%, 11/01/31	3,620	3,705,070
4.50%, 11/01/32	2,300	2,350,623
Miami Beach Health Facilities Authority, Refunding RB, Mont Sinai Medical Center, 5.00%, 11/15/30	1,000	1,063,620
Reedy Creek Improvement District, GO, Series A, 5.25%, 06/01/30	3,825	4,263,460

3

Schedule of Investments (unaudited) (continued) October 31, 2018	BlackRock Municipal 2030 Target Term Trust (BTT) (Percentages shown are based on Net Assets)

Security	Par (000)	Value
Florida (continued)
Village Community Development District No. 10, Special Assessment Bonds, Sumter County:
4.50%, 05/01/23	$2,000	$2,096,860
5.00%, 05/01/32	5,475	5,860,714
Village Community Development District No. 5, Refunding, Special Assessment Bonds, Sumter County:
Phase I, 3.50%, 05/01/28	1,925	1,880,821
Phase I, 3.50%, 05/01/28	3,645	3,561,347
Phase II, 4.00%, 05/01/33	1,115	1,095,789
Phase II, 4.00%, 05/01/34	2,335	2,282,346
Village Community Development District No. 6, Refunding, Special Assessment Bonds, Sumter County, 4.00%, 05/01/29	5,830	5,898,153

		152,375,246
Idaho — 0.0%
Idaho Housing & Finance Association, RB, Compass Charter School Project, Series A, 4.63%, 07/01/29(b)	185	179,979

Illinois — 14.1%
Chicago Board of Education, GO, Refunding, Dedicated Revenues:
Series C, 5.00%, 12/01/30	7,025	7,189,455
Series F, 5.00%, 12/01/22	4,760	4,937,405
Chicago Housing Authority, RB, M/F Housing, Series A:
5.00%, 01/01/33	3,000	3,307,980
5.00%, 01/01/35	1,500	1,642,980
Chicago Midway International Airport, Refunding ARB, 2nd Lien, Series A, AMT, 5.00%, 01/01/33	5,000	5,329,350
Chicago Transit Authority, Refunding RB:
Section 5307, Urbanized Area Formula Funds, 5.00%, 06/01/26	2,000	2,210,800
Section 5337, State of Good Repair Formula Funds, 5.00%, 06/01/26	1,000	1,108,920
City of Chicago Illinois, GO, Project, Series A, 5.00%, 01/01/33	10,000	10,201,500
City of Chicago Illinois, RB, Wastewater Transmission, 2nd Lien:
4.00%, 01/01/31	10,375	10,275,919
4.00%, 01/01/32	10,790	10,605,167
4.00%, 01/01/33	11,220	10,958,350
4.00%, 01/01/35	9,135	8,838,387

Security	Par (000)	Value
Illinois (continued)
City of Chicago Illinois, Refunding ARB, O’Hare International Airport Passenger Facility Charge, Series B, AMT, 4.00%, 01/01/27	$5,000	$5,065,100
City of Chicago Illinois Motor Fuel Tax Revenue, Refunding RB, (AGM), 5.00%, 01/01/30	730	771,391
City of Chicago O’Hare International Airport, Refunding GARB, Senior Lien, Series B, 5.00%, 01/01/33	6,000	6,602,700
City of St. Charles Illinois, GO, Refunding, Corporate Purpose:
4.00%, 12/01/30	1,620	1,679,859
4.00%, 12/01/31	1,715	1,775,025
Counties of Kane McHenry Cook & De Kalb Unit School District No. 300, GO, Refunding, Series A, 5.00%, 01/01/30	6,350	7,054,342
County of Cook Illinois, GO, Refunding, Series C, 4.00%, 11/15/29	19,750	20,260,735
Illinois Finance Authority, Refunding RB:
DePaul University, Series A, 5.00%, 10/01/30	1,000	1,114,580
DePaul University, Series A, 4.00%, 10/01/31	1,000	1,019,700
DePaul University, Series A, 4.00%, 10/01/32	1,000	1,016,270
Lutheran Home & Services Obligated Group, 5.00%, 05/15/22	3,185	3,285,264
Lutheran Home & Services Obligated Group, 5.50%, 05/15/27	4,350	4,558,713
Lutheran Home & Services Obligated Group, 5.50%, 05/15/30	4,900	5,094,138
Presence Health Network, Series C, 5.00%, 02/15/30	12,000	13,551,360
Rush University Medical Center, Series A, 5.00%, 11/15/31	8,415	9,198,016
Rush University Medical Center, Series A, 5.00%, 11/15/32	2,075	2,260,463
Rush University Medical Center, Series A, 5.00%, 11/15/33	2,125	2,308,472
The Peoples Gas Light & Coke Company Project, 4.00%, 02/01/33	11,000	11,115,060
The University of Chicago Medical Centre, Series B, 5.00%, 08/15/30	3,205	3,562,646
Illinois State Toll Highway Authority, Refunding RB, Senior, Series A, 4.00%, 12/01/31	20,000	20,449,600

4

Schedule of Investments (unaudited) (continued) October 31, 2018	BlackRock Municipal 2030 Target Term Trust (BTT) (Percentages shown are based on Net Assets)

Security	Par (000)	Value
Illinois (continued)
Metropolitan Pier & Exposition Authority, Refunding RB, McCormick Place Expansion Project:
5.00%, 12/15/28	$1,200	$1,300,428
5.00%, 12/15/30	1,385	1,484,429
State of Illinois, GO, Refunding, Series B, 5.00%, 10/01/30	7,000	7,153,440
Winnebago & Boone Counties School District No. 205 Rockford, GO:
4.00%, 02/01/29	9,080	9,275,311
4.00%, 02/01/30	9,835	9,911,025

		227,474,280
Indiana — 3.9%
City of Indianapolis Department of Public Utilities Water System Revenue, Refunding RB, First Lien, Series A, 5.00%, 10/01/35	10,000	11,309,700
City of Valparaiso Indiana, RB, Exempt Facilities, Pratt Paper LLC Project, AMT, 5.88%, 01/01/24	1,650	1,803,483
City of Whiting Indiana, RB, BP Products North America, Inc. Project, AMT, 5.00%, 03/01/46(e)	8,500	9,192,410
Indiana Finance Authority, Refunding RB:
Community Health Network Project,
Series A, 4.00%, 05/01/35	22,565	22,675,794
Earlham College Project, 5.00%, 10/01/32	11,255	11,361,810
VRDN, Indiana University Health Obligated Group (Wells Fargo Bank NA), 1.58%, 12/01/31(e)	3,600	3,600,000
Northern Indiana Commuter Transportation District, RB:
5.00%, 07/01/32	1,000	1,100,730
5.00%, 07/01/33	1,400	1,535,100

		62,579,027
Iowa — 0.9%
Iowa Finance Authority, Refunding RB, Midwestern Disaster Area, Iowa Fertilizer Co. Project:
5.50%, 12/01/22	60	60,114

Security	Par (000)	Value
Iowa (continued)
Iowa Finance Authority, Refunding RB, Midwestern Disaster Area, Iowa Fertilizer Co. Project (continued):
5.25%, 12/01/25	$13,345	$14,098,325

		14,158,439
Kansas — 0.1%
Wyandotte County-Kansas City Unified Government Utility System Revenue, RB, Series A, 5.00%, 09/01/33	1,370	1,512,206

Kentucky — 0.6%
Countyof Louisville/Jefferson Metropolitan Government, Refunding RB, Norton Healthcare, Inc., Series A, 5.00%, 10/01/32	7,300	7,961,380
Kentucky Public Transportation Infrastructure Authority, RB, CAB, 1st Tier-DownTown Crossing Project:
Series B, 0.00%, 07/01/30(a)	1,230	708,677
Convertible Series C, 6.40%, 07/01/33(f)	1,500	1,386,570

		10,056,627
Louisiana — 3.0%
City of Ruston Louisiana, RB, (AGM):
5.00%, 06/01/29	1,060	1,176,208
5.00%, 06/01/30	1,000	1,106,100
5.00%, 06/01/31	1,020	1,124,642
5.00%, 06/01/32	1,225	1,346,385
Louisiana Public Facilities Authority, Refunding RB:
5.00%, 05/15/29	1,235	1,363,650
5.00%, 05/15/30	990	1,088,990
3.00%, 05/15/31	2,225	2,052,963
5.00%, 05/15/32	1,485	1,620,105
5.00%, 05/15/33	2,175	2,365,400
Entergy Louisiana, Series B, 3.50%, 06/01/30	5,990	5,830,726
Louisiana Stadium & Exposition District, Refunding RB, Senior, Series A, 5.00%, 07/01/30	3,000	3,278,340
Port New Orleans Board of Commissioners, Refunding RB, Series B, AMT:
5.00%, 04/01/31	300	317,997
5.00%, 04/01/32	1,000	1,056,220
5.00%, 04/01/33	1,575	1,658,286
State of Louisiana, GO, Series A, 4.00%, 05/15/30	6,540	6,764,780
Terrebonne Levee & Conservation District, RB, Sales Tax, 5.00%, 07/01/29	1,925	2,102,716

5

Schedule of Investments (unaudited) (continued) October 31, 2018	BlackRock Municipal 2030 Target Term Trust (BTT) (Percentages shown are based on Net Assets)

Security	Par (000)	Value
Louisiana (continued)
Tobacco Settlement Financing Corp., Refunding RB, Asset-Backed, Series A:
5.25%, 05/15/31	$3,425	$3,607,518
5.25%, 05/15/32	4,375	4,663,487
5.25%, 05/15/33	4,750	5,029,015
5.25%, 05/15/35	1,500	1,587,450

		49,140,978
Maryland — 1.8%
City of Baltimore Maryland, Refunding RB, Convention Center Hotel, 5.00%, 09/01/31	1,250	1,382,613
County of Anne Arundel Maryland Consolidated, Special Taxing District, Special Tax Bonds, Villages At Two Rivers Project:
4.20%, 07/01/24	700	688,877
4.90%, 07/01/30	1,315	1,303,402
County of Howard Maryland Housing Commission, RB, M/F Housing, Woodfield Oxford Square Apartments, 5.00%, 12/01/33	1,765	1,940,547
Maryland EDC, RB, Purple Line Light Rail Project, Series D, AMT, 5.00%, 03/31/30	1,325	1,443,110
Maryland EDC, Refunding RB, CNX Marine Terminals, Inc., 5.75%, 09/01/25	3,225	3,329,812
Maryland Health & Higher Educational Facilities Authority, Refunding RB:
Charlestown Community, Series A, 5.00%, 01/01/31	2,865	3,125,400
Charlestown Community, Series A, 5.00%, 01/01/32	3,010	3,275,181
Charlestown Community, Series A, 5.00%, 01/01/33	3,165	3,432,822
LifeBridge Health Issue, 5.00%, 07/01/31	1,000	1,115,980
LifeBridge Health Issue, 5.00%, 07/01/32	500	555,610
Lifebridge Health Issue, 5.00%, 07/01/33	385	424,324
LifeBridge Health Issue, 5.00%, 07/01/33	1,000	1,106,500
LifeBridge Health Issue, 5.00%, 07/01/34	775	854,500
Meritus Medical Center, 5.00%, 07/01/29	2,200	2,391,796
Meritus Medical Center, 5.00%, 07/01/31	1,400	1,509,984

Security	Par (000)	Value
Maryland (continued)
Maryland Health & Higher Educational Facilities Authority, Refunding RB (continued):
Meritus Medical Center, 5.00%, 07/01/33	$1,200	$1,286,928

		29,167,386
Massachusetts — 2.1%
Commonwealth of Massachusetts, Refunding, GOL, Series A (AMBAC), 5.50%, 08/01/30	2,500	3,066,650
Commonwealth of Massachusetts, GOL, Series I, 5.00%, 12/01/33	5,000	5,640,050
Massachusetts Bay Transportation Authority, Refunding RB, CAB, Series A, 0.00%, 07/01/32(a)	5,500	3,209,965
Massachusetts Development Finance Agency, RB, Emmanuel College Issue, Series A, 5.00%, 01/01/33	1,070	1,150,785
Massachusetts Development Finance Agency, Refunding RB, Series A:
Emmanuel College Issue, 5.00%, 10/01/31	3,635	3,912,605
Emmanuel College Issue, 5.00%, 10/01/33	1,285	1,374,089
5.00%, 01/01/32	2,020	2,196,225
5.00%, 01/01/33	1,500	1,624,830
5.00%, 01/01/34	2,085	2,250,173
5.00%, 01/01/35	2,000	2,150,480
Massachusetts Educational Financing Authority, Refunding RB, Series K, AMT, 5.25%, 07/01/29	6,820	7,171,571

		33,747,423
Michigan — 1.2%
Michigan Finance Authority, Refunding RB:
MidMichigan Health, 5.00%, 06/01/33	2,750	2,990,817
Oakwood Obligation Group, 5.00%, 08/15/30	2,105	2,286,409
Michigan State Hospital Finance Authority, Refunding RB, Trinity Health Credit Group, Series C, 4.00%, 12/01/32	8,195	8,334,315
Michigan State Housing Development Authority, RB, M/F Housing, Series A, 3.55%, 10/01/33	1,825	1,767,312
Saginaw Valley State University, Refunding RB, Series A:
5.00%, 07/01/31	2,070	2,281,430

6

Schedule of Investments (unaudited) (continued) October 31, 2018	BlackRock Municipal 2030 Target Term Trust (BTT) (Percentages shown are based on Net Assets)

Security	Par (000)	Value
Michigan (continued)
Saginaw Valley State University, Refunding RB, Series A (continued):
5.00%, 07/01/32	$1,430	$1,571,012

		19,231,295
Minnesota — 0.3%
Sartell-St Stephen Independent School District No. 748, GO, Series B(a):
0.00%, 02/01/30	3,915	2,584,526
0.00%, 02/01/31	2,190	1,383,160
0.00%, 02/01/32	1,450	872,074

		4,839,760
Mississippi — 1.3%
Mississippi Development Bank, Refunding RB, Municipal Energy Agency of Mississippi, Series A (AGM):
5.00%, 03/01/30	2,280	2,516,390
5.00%, 03/01/31	1,595	1,753,846
5.00%, 03/01/32	2,000	2,192,400
5.00%, 03/01/33	1,275	1,393,346
State of Mississippi, RB, Series E, 5.00%, 10/15/33	12,225	13,339,920

		21,195,902
Missouri — 0.7%
City of St. Louis Missouri IDA, Refunding RB, Ballpark Village Development Project, Series A, 3.88%, 11/15/29	1,035	1,029,929
Missouri State Health & Educational Facilities Authority, Refunding RB:
CoxHealth, Series A, 4.00%, 11/15/33	2,010	2,042,080
St. Louis College of Pharmacy, 5.00%, 05/01/30	3,000	3,246,720
The Children’s Mercy Hospital, 5.00%, 05/15/31	1,175	1,294,121
The Children’s Mercy Hospital, 4.00%, 05/15/32	1,680	1,709,534
The Children’s Mercy Hospital, 4.00%, 05/15/33	2,000	2,028,600

		11,350,984
Nebraska — 1.2%
Central Plains Nebraska Energy Project, RB:
Energy Project No. 3, 5.00%, 09/01/27	5,000	5,372,250
Gas Project No. 3, 5.00%, 09/01/32	4,500	4,835,025

Security	Par (000)	Value
Nebraska (continued)
Public Power Generation Agency, Refunding RB, Whelan Energy Center Unit 2, Series A, 5.00%, 01/01/32	$7,630	$8,420,163

		18,627,438
Nevada — 0.0%
Nevada Department of Business & Industry, RB, Series A, 5.00%, 07/15/27(b)	335	347,127

New Hampshire — 0.4%
New Hampshire Business Finance Authority, Refunding RB, Resource Recovery, Covanta Project, Series A, AMT, 4.00%, 11/01/27(b)	2,205	2,177,107
New Hampshire State Turnpike System, RB, Series C, 4.00%, 08/01/33	4,350	4,436,304

		6,613,411
New Jersey — 18.1%
Casino Reinvestment Development Authority, Refunding RB:
5.00%, 11/01/21	2,465	2,619,136
5.00%, 11/01/22	1,890	2,025,494
County of Gloucester New Jersey Pollution Control Financing Authority, Refunding RB, Keystone Urban Renewal Project, Series A, AMT, 5.00%, 12/01/24	1,500	1,586,010
New Jersey EDA, RB:
Continental Airlines, Inc. Project, AMT, 5.25%, 09/15/29	12,230	13,105,423
Continental Airlines, Inc. Project, Series A, AMT, 5.63%, 11/15/30	1,740	1,931,296
Continental Airlines, Inc. Project, Series B, AMT, 5.63%, 11/15/30	1,315	1,459,571
Foundation Academy Charter School Project, Series A, 4.00%, 07/01/29	350	344,015
Private Activity Bond, The Goethals Bridge Replacement Project, AMT, 5.00%, 01/01/28	4,705	5,074,766
Series DDD, 5.00%, 06/15/35	2,000	2,093,980
State Government Buildings Project, Series A, 5.00%, 06/15/32	4,500	4,773,690
State Government Buildings Project, Series C, 5.00%, 06/15/32	3,600	3,818,952
New Jersey EDA, Refunding RB:
Cigarette Tax, 5.00%, 06/15/26	10,610	11,194,293
Cigarette Tax, 4.25%, 06/15/27	16,500	16,928,010
Continental Airlines, Inc. Project, AMT, 5.75%, 09/15/27	6,200	6,744,918

7

Schedule of Investments (unaudited) (continued) October 31, 2018	BlackRock Municipal 2030 Target Term Trust (BTT) (Percentages shown are based on Net Assets)

Security	Par (000)	Value
New Jersey (continued)
New Jersey EDA, Refunding RB (continued):
Provident Group - Montclaire Properties LLC (AGM), 5.00%, 06/01/30	$1,500	$1,646,820
Provident Group - Montclaire Properties LLC (AGM), 5.00%, 06/01/31	1,750	1,911,858
Provident Group - Montclaire Properties LLC (AGM), 4.00%, 06/01/32	2,125	2,140,321
Provident Group-Monteclair Properites LLC (AGM), 5.00%, 06/01/28	1,000	1,111,110
Series BBB, 5.50%, 06/15/29	10,000	11,089,200
Sub-Series A, 4.00%, 07/01/32	9,855	9,521,704
New Jersey EDA, Refunding, Special Assessment Bonds, Kapkowski Road Landfill Project, 5.75%, 04/01/31	5,000	5,403,650
New Jersey Health Care Facilities Financing Authority, Refunding RB:
Princeton HealthCare System, 5.00%, 07/01/29	2,900	3,290,108
Princeton HealthCare System, 5.00%, 07/01/30	2,400	2,710,584
RWJ Barnabas Health Obligated Group, Series A, 5.00%, 07/01/30	11,245	12,618,689
St. Joseph Health System, 5.00%, 07/01/28	1,500	1,627,980
St. Joseph Health System, 5.00%, 07/01/29	1,250	1,349,725
St. Joseph Health System Obligated Group Issue, 5.00%, 07/01/30	1,100	1,182,456
New Jersey Higher Education Student Assistance Authority, RB, Senior Student Loan, AMT:
Series 1A, 5.00%, 12/01/23	3,475	3,779,653
Series 1A, 5.00%, 12/01/24	6,000	6,585,360
Series 1A, 5.00%, 12/01/25	5,500	6,078,655
Series 1A, 5.00%, 12/01/26	2,250	2,471,827
Series A, 4.00%, 12/01/32	2,500	2,481,325
Series A, 4.00%, 12/01/33	2,000	1,982,060
Series A, 4.00%, 12/01/34	1,000	990,610
Series A, 4.00%, 12/01/35	1,000	981,750
New Jersey Housing & Mortgage Finance Agency, Refunding RB, S/F Housing, Series BB, AMT, 3.80%, 10/01/32	13,230	12,687,173

Security	Par (000)	Value
New Jersey (continued)
New Jersey Transportation Trust Fund Authority, RB:
CAB, Transportation System, Series C (NPFGC), 0.00%, 12/15/31(a)	$40,000	$22,196,000
Transportation Program, Series AA, 5.25%, 06/15/27	4,225	4,624,347
Transportation Program, Series AA, 5.25%, 06/15/28	4,500	4,903,245
Transportation System, Series AA, 4.00%, 06/15/30	10,815	10,588,101
Transportation System, Series C, 5.25%, 06/15/32	10,000	10,672,100
Transportation System, Series D, 5.00%, 06/15/32	5,000	5,268,800
New Jersey Transportation Trust Fund Authority, Refunding RB, Series A:
Federal Highway Reimbursement Revenue Notes, 5.00%, 06/15/30	6,600	7,174,002
5.00%, 12/15/30	20,000	21,495,000
Newark Housing Authority, Refunding RB, Newark Redevelopment Project (NPFGC), 5.25%, 01/01/27	5,000	5,635,350
South Jersey Transportation Authority, Refunding RB, Transportation System, Series A:
5.00%, 11/01/33	500	536,620
5.00%, 11/01/34	500	534,675
Tobacco Settlement Financing Corp., Refunding RB, Series A:
5.00%, 06/01/30	16,740	18,438,943
5.00%, 06/01/32	8,270	9,025,713
Township of Irvington New Jersey, GO, Refunding, Series A (AGM):
5.00%, 07/15/30	2,000	2,192,760
5.00%, 07/15/31	1,450	1,587,373

		292,215,201
New Mexico — 1.0%
New Mexico Educational Assistance Foundation, RB, Education Loan, AMT:
Series A-1, 3.75%, 09/01/31	6,250	6,193,187
Series A-2, 3.80%, 11/01/32	5,850	5,781,146
Series A-2, 3.80%, 09/01/33	5,000	4,916,200

		16,890,533
New York — 4.4%
Build NYC Resource Corp., Refunding RB, Pratt Paper, Inc. Project, AMT, 4.50%, 01/01/25(b)	900	963,387

8

Schedule of Investments (unaudited) (continued) October 31, 2018	BlackRock Municipal 2030 Target Term Trust (BTT) (Percentages shown are based on Net Assets)

Security	Par (000)	Value
New York (continued)
County of Nassau New York, GOL, Series A (AGM):
5.00%, 04/01/34	$4,165	$4,680,044
5.00%, 04/01/35	4,385	4,908,525
Metropolitan Transportation Authority, Refunding RB, CAB(a):
Series A, 0.00%, 11/15/30	23,000	14,603,160
Green Bond, Series C-2, 0.00%, 11/15/32	19,315	10,946,583
New York City Housing Development Corp., RB, M/F Housing, Series C-4, 1.61%, 05/01/57(e)	9,100	9,100,000
New York City Transitional Finance Authority Future Tax Secured Revenue, RB, Sub-Series B-1, 5.00%, 08/01/30	10,150	11,583,789
New York Transportation Development Corp., RB, LaGuardia Airport Terminal B Redevelopment Project, Series A, AMT:
4.00%, 07/01/32	5,500	5,519,140
4.00%, 07/01/33	6,000	6,005,760
New York Transportation Development Corp., Refunding ARB, American Airlines, Inc., AMT, 5.00%, 08/01/31	3,465	3,575,949

		71,886,337
North Carolina — 0.3%
North Carolina Medical Care Commission, Refunding RB, Mission Health Combined Group:
5.00%, 10/01/32	3,700	3,692,489
4.00%, 10/01/33	1,500	1,496,610

		5,189,099
Ohio — 1.2%
County of Butler Ohio, Refunding RB, UC Health:
5.00%, 11/15/30	1,225	1,365,275
5.00%, 11/15/31	2,500	2,776,050
5.00%, 11/15/32	2,200	2,435,752
County of Franklin Ohio, RB, Health Care Facilities Improvement, OPRS Communities, Series A:
5.25%, 07/01/28	500	505,110
5.63%, 07/01/32	1,000	1,011,990
County of Hamilton Ohio Sales Tax Revenue, Refunding RB, Series A, 5.00%, 12/01/30	4,500	5,072,625
Ohio Air Quality Development Authority, Refunding RB, AMT, 3.95%, 11/01/32(e)(g)(h)	1,500	1,065,000

Security	Par (000)	Value
Ohio (continued)
State of Ohio, RB, Portsmouth Bypass Project, AMT (AGM):
5.00%, 12/31/29	$1,625	$1,771,656
5.00%, 12/31/30	2,400	2,606,208

		18,609,666
Oklahoma — 0.8%
Norman Regional Hospital Authority, Refunding RB:
5.00%, 09/01/27	2,100	2,341,416
5.00%, 09/01/28	2,000	2,218,280
5.00%, 09/01/29	2,150	2,372,224
5.00%, 09/01/30	5,130	5,634,382

		12,566,302
Oregon — 0.5%
Oregon Health & Science University, Refunding RB, Series B, 5.00%, 07/01/35	7,390	8,207,851

Pennsylvania — 21.4%
Allentown Neighborhood Improvement Zone Development Authority, RB, City Center Project(b):
5.00%, 05/01/23	640	674,720
5.00%, 05/01/28	835	897,709
Allentown Neighborhood Improvement Zone Development Authority, Refunding RB, Series A:
5.00%, 05/01/27	6,750	7,071,502
5.00%, 05/01/28	5,000	5,216,400
5.00%, 05/01/29	3,745	3,895,849
5.00%, 05/01/30	5,300	5,495,888
Chester County Health & Education Facilities Authority, Refunding RB, Series A:
Main Line Health System, 5.00%, 10/01/31	1,350	1,524,839
Main Line Health System, 5.00%, 10/01/32	1,450	1,631,830
Main Line Health System, 5.00%, 10/01/33	2,300	2,578,990
Simpson Senior Services Project, 5.00%, 12/01/30	2,180	2,209,735
City of Philadelphia Pennsylvania, GO, Refunding:
(AGM), 5.00%, 08/01/30	9,235	10,359,269
Series A, 5.00%, 08/01/30	4,500	4,993,875
Commonwealth Financing Authority, RB, Tobacco Master Settlement Payment:
5.00%, 06/01/30	3,500	3,893,995
5.00%, 06/01/32	6,000	6,619,140

9

Schedule of Investments (unaudited) (continued) October 31, 2018	BlackRock Municipal 2030 Target Term Trust (BTT) (Percentages shown are based on Net Assets)

Security	Par (000)	Value
Pennsylvania (continued)
Commonwealth of Pennsylvania, GO, Refunding, , 1st Series, 4.00%, 01/01/30	$7,000	$7,216,300
County of Allegheny Hospital Development Authority, Refunding RB, Allegheny Health Network Obligated Group Issue, Series A:
5.00%, 04/01/31	3,075	3,377,426
5.00%, 04/01/34	3,345	3,632,503
5.00%, 04/01/35	1,000	1,081,850
County of Beaver Pennsylvania IDA, Refunding RB, First Energy Nuclear Energy Project(e)(g)(h):
Series A, 4.00%, 01/01/35	9,765	6,933,150
Series B, 3.50%, 12/01/35	890	631,900
County of Berks IDA, Refunding RB, Tower Health Project:
5.00%, 11/01/29	2,000	2,208,720
5.00%, 11/01/30	2,000	2,197,440
5.00%, 11/01/34	2,500	2,710,950
5.00%, 11/01/35	3,325	3,587,209
County of Bucks Pennsylvania IDA, Refunding RB, Grand View Hospital, Series A, 1.60%, 07/01/34(e)	10,385	10,385,000
County of Chester Industrial Development Authority, Woodlands At Graystone Project, 4.38%, 03/01/28(b)	265	259,520
County of Cumberland Pennsylvania Municipal Authority, Refunding RB:
Asbury Pennsylvania Obligated Group, 5.00%, 01/01/22	615	640,498
Asbury Pennsylvania Obligated Group, 5.25%, 01/01/27	1,275	1,312,294
Asbury Pennsylvania Obligated Group, 5.25%, 01/01/32	3,350	3,410,266
Diakon Lutheran Social Ministries Project, 5.00%, 01/01/29	1,300	1,397,513
Diakon Lutheran Social Ministries Project, 5.00%, 01/01/30	2,675	2,863,454
Diakon Lutheran Social Ministries Project, 5.00%, 01/01/32	1,510	1,615,791
County of Dauphin General Authority, Refunding RB, Pinnacle Health System Project, Series A, 4.00%, 06/01/31	2,275	2,304,666
County of Delaware Authority, Refunding RB, Cabrini University:
5.00%, 07/01/26	1,180	1,288,076
5.00%, 07/01/28	800	868,416
5.00%, 07/01/29	1,365	1,471,306
5.00%, 07/01/30	1,435	1,538,033

Security	Par (000)	Value
Pennsylvania (continued)
County of Delaware Pennsylvania Authority, Refunding RB, Villanova University, 4.00%, 12/01/31	$1,000	$1,037,760
County of Lancaster Hospital Authority, Refunding RB, University of Pennsylvania Health System Obligation, Series A, 3.00%, 08/15/30	2,535	2,387,539
County of Montgomery Higher Education & Health Authority, Refunding RB, Thomas Jefferson University:
5.00%, 09/01/31	1,750	1,962,030
5.00%, 09/01/32	1,315	1,468,539
County of Montgomery Pennsylvania IDA, Refunding RB:
Acts Retirement-Life Communities, Inc. Obligated Group, 5.00%, 11/15/26	2,500	2,647,575
Albert Einstein Healthcare Network, Series A, 5.25%, 01/15/29	3,250	3,515,525
Albert Einstein Healthcare Network, Series A, 5.25%, 01/15/30	6,185	6,665,451
Whitemarsh Continuing Care Retirement Community Project, 5.00%, 01/01/30	2,000	1,989,720
County of Northampton Pennsylvania General Purpose Authority, RB, St. Luke’s Hospital of Bethlehem, Series A, 5.00%, 08/15/33	12,660	13,363,769
County of Northampton Pennsylvania General Purpose Authority, Refunding RB, Lafayette College, 5.00%, 11/01/34	4,000	4,489,200
County of Westmoreland Municipal Authority, Refunding RB, (BAM):
5.00%, 08/15/27	1,500	1,685,835
5.00%, 08/15/30	4,000	4,505,040
5.00%, 08/15/31	17,010	19,088,792
5.00%, 08/15/32	17,945	20,065,740
Geisinger Authority, Refunding RB, Geisinger Health System, Series A-2:
5.00%, 02/15/32	4,000	4,470,840
5.00%, 02/15/34	1,750	1,938,632
Pennsylvania Economic Development Financing Authority, RB:
PA Bridges Finco LP, AMT, 5.00%, 12/31/34	16,500	17,533,890
Pennsylvania Bridge Finco LP, 5.00%, 12/31/29	5,000	5,412,600
Pennsylvania Rapid Bridge Replacement Project, AMT, 5.00%, 12/31/30	13,100	14,117,739

10

Schedule of Investments (unaudited) (continued) October 31, 2018	BlackRock Municipal 2030 Target Term Trust (BTT) (Percentages shown are based on Net Assets)

Security	Par (000)	Value
Pennsylvania (continued)
Pennsylvania Economic Development Financing Authority, Refunding RB, University of Pittsburgh Medical Center:
5.00%, 03/15/30	$5,250	$5,860,050
5.00%, 03/15/31	4,500	5,003,145
Pennsylvania Higher Educational Facilities Authority, RB, Series AT-1, 5.00%, 06/15/30	7,910	8,780,970
Pennsylvania Higher Educational Facilities Authority, Refunding RB:
Drexel University, 5.00%, 05/01/30	425	469,668
Drexel University, 5.00%, 05/01/31	1,000	1,099,550
Drexel University, 5.00%, 05/01/32	1,750	1,915,743
Drexel University, 5.00%, 05/01/33	3,320	3,618,468
Drexel University, 5.00%, 05/01/35	1,000	1,083,760
La Salle University, 4.00%, 05/01/32	3,000	2,887,710
Pennsylvania Housing Finance Agency, Refunding RB, Series 125-A, AMT, 3.40%, 10/01/32	9,000	8,427,870
Pennsylvania Turnpike Commission, RB, Sub-Series B-1:
5.00%, 06/01/31	3,000	3,272,880
5.00%, 06/01/32	4,075	4,426,958
5.00%, 06/01/33	4,000	4,330,280
Pennsylvania Turnpike Commission, Refunding RB:
Motor License Fund, Enhanced Turnpike, 5.00%, 12/01/30	5,000	5,549,800
Subordinate, Series B-2 (AGM), 5.00%, 06/01/34	5,000	5,470,150
Turnpike Subordinate Revenue, Second Series, 5.00%, 12/01/32	1,000	1,086,590
Turnpike Subordinate Revenue, Second Series, 5.00%, 12/01/33	1,815	1,964,937
Turnpike Subordinate Revenue, Second Series, 5.00%, 12/01/34	1,500	1,617,960
Turnpike Subordinate Revenue, Second Series, 5.00%, 12/01/35	2,005	2,154,773
Philadelphia Gas Works Co., Refunding RB, General Ordinance, Series 14-T, 5.00%, 10/01/30	425	471,822
State Public School Building Authority, RB, School District of Philadelphia Project:
5.00%, 04/01/27	4,130	4,358,926
5.00%, 04/01/28	8,000	8,419,600
5.00%, 04/01/29	6,000	6,296,940
5.00%, 04/01/30	5,500	5,755,915

Security	Par (000)	Value
Pennsylvania (continued)
Township of East Hempfield Pennsylvania IDA, RB, Student Services, Inc. Student Housing Project:
5.00%, 07/01/30	$1,280	$1,349,491
5.00%, 07/01/30	825	878,262
Wayne County Hospital & Health Facilities Authority, RB, Wayne Memorial Hospital Project, Series A:
5.00%, 07/01/31	355	397,302
4.00%, 07/01/33	440	443,190

		345,734,948
Rhode Island — 1.7%
Rhode Island Health & Educational Building Corp., RB, Hospital Financing, LifeSpan Obligation, 5.00%, 05/15/30	1,500	1,635,450
Rhode Island Housing & Mortgage Finance Corp., RB, S/F Housing, Homeownership Opportunity Bonds, Series 68-B, 3.00%, 10/01/31	13,500	12,669,075
Tobacco Settlement Financing Corp., Refunding RB, Series A:
5.00%, 06/01/28	2,750	2,967,030
5.00%, 06/01/29	4,500	4,830,615
5.00%, 06/01/30	4,215	4,501,873

		26,604,043
South Carolina — 0.1%
South Carolina Jobs EDA, Refunding RB, The Lutheran Homes of South Carolina, Inc., 5.00%, 05/01/28	2,000	2,060,820

Tennessee — 0.5%
Chattanooga-Hamilton County Hospital Authority, Refunding RB, Erlanger Health System, Series A, 5.00%, 10/01/31	6,210	6,624,890
Counties of Nashville & Davidson Tennessee Metropolitan Government Health & Educational Facilities Board, RB, Vanderbilt University Medical Center, Series A, 5.00%, 07/01/31	1,300	1,429,116
County of Memphis-Shelby Industrial Development Board, Refunding, Tax Allocation Bonds, Graceland Project, Series A, 4.75%, 07/01/27	605	625,812

		8,679,818
Texas — 17.6%
Central Texas Regional Mobility Authority, RB, Senior Lien, Series A:
5.00%, 01/01/30	1,600	1,764,464

11

Schedule of Investments (unaudited) (continued) October 31, 2018	BlackRock Municipal 2030 Target Term Trust (BTT) (Percentages shown are based on Net Assets)

Security	Par (000)	Value
Texas (continued)
Central Texas Regional Mobility Authority, RB, Senior Lien, Series A (continued):
5.00%, 01/01/31	$1,175	$1,291,349
5.00%, 01/01/33	1,500	1,635,435
Central Texas Turnpike System, Refunding RB, Series C:
5.00%, 08/15/32	12,500	13,358,875
5.00%, 08/15/33	14,000	14,924,420
City of Houston Texas Airport System, Refunding ARB, United Airlines, Inc. Terminal E Project, AMT, 5.00%, 07/01/29	2,665	2,832,042
City of Houston Texas Airport System Revenue, Refunding RB:
Series B-2, AMT, 5.00%, 07/15/20	5,970	6,155,428
Series D, 5.00%, 07/01/33	7,000	7,909,440
City of Houston Texas Combined Utility System Revenue, Refunding RB, First Lien, Series B:
5.25%, 11/15/33	10,000	11,359,000
5.00%, 11/15/34	19,815	22,101,453
Clifton Higher Education Finance Corp., RB, Idea Public Schools, 6.00%, 08/15/33	1,650	1,820,280
Clifton Higher Education Finance Corp., Refunding RB, Series A:
Idea Public Schools (PSF-GTD), 4.00%, 08/15/31	1,250	1,299,137
Idea Public Schools (PSF-GTD), 4.00%, 08/15/33	1,200	1,234,752
Uplift Education, 3.10%, 12/01/22	630	618,370
Uplift Education, 3.95%, 12/01/32	1,800	1,724,724
County of Harris Texas, Refunding RB, Toll Road, Senior Lien, Series C, 4.00%, 08/15/33	12,325	12,695,736
County of Harris Texas Cultural Education Facilities Finance Corp., RB, 1st Mortgage, Brazos Presbyterian Homes, Inc. Project, Series B:
5.75%, 01/01/28	500	540,395
6.38%, 01/01/33	460	506,120
County of Harris Texas Cultural Education Facilities Finance Corp., Refunding RB, Series A:
Brazos Presbyterian Homes, Inc. Project, 5.00%, 01/01/33	1,090	1,118,743
YMCA of the Greater Houston Area, 5.00%, 06/01/28	1,150	1,209,950
YMCA of the Greater Houston Area, 5.00%, 06/01/33	3,000	3,125,610

Security	Par (000)	Value
Texas (continued)
County of Matagorda Texas Navigation District No. 1, Refunding RB:
Series A (AMBAC), 4.40%, 05/01/30	$31,120	$32,995,291
Series B (AMBAC), AMT, 4.55%, 05/01/30	10,000	10,493,500
Series B-2, 4.00%, 06/01/30	12,995	13,312,078
County of Midland Texas Fresh Water Supply District No. 1, RB, CAB, City of Midland Project, Series A(a):
0.00%, 09/15/31	6,235	3,861,647
0.00%, 09/15/32	15,135	8,898,169
County of Tarrant Texas Cultural Education Facilities Finance Corp., RB, Baylor Health Care System Project, Series A:
4.00%, 11/15/31	5,500	5,616,655
4.00%, 11/15/32	15,420	15,708,200
County of Tarrant Texas Cultural Education Facilities Finance Corp., Refunding RB, Trinity Terrace Project, Series A-1, 5.00%, 10/01/29	1,000	1,063,540
Leander ISD, GO, CAB, Refunding, Series D (PSF-GTD)(a):
0.00%, 08/15/31	1,200	736,188
0.00%, 08/15/32	2,000	1,164,860
0.00%, 08/15/33	4,485	2,480,878
Mission EDC., Refunding RB, Senior Lien, Natural Gasoline Project, AMT, 4.63%, 10/01/31(b)(d)	4,125	4,110,934
New Hope Cultural Education Facilities Corp., RB, Series A:
Station 1 LLC Texas A&M University Project, 5.00%, 04/01/29	2,290	2,415,217
Stephenville LLC Tarleton State University Project, 5.38%, 04/01/28	1,150	1,227,740
Stephenville LLC Tarleton State University Project, 5.00%, 04/01/29	725	765,738
New Hope Cultural Education Facilities Corp., Refunding RB, 1st Mortgage, Morningside Ministries Project, 6.25%, 01/01/33	1,600	1,736,720
New Hope Cultural Education Facilities Finance Corp., RB, Jubilee Academic Center Project, Series A(b):
3.63%, 08/15/22	295	291,646
4.25%, 08/15/27	450	440,285

12

Schedule of Investments (unaudited) (continued) October 31, 2018	BlackRock Municipal 2030 Target Term Trust (BTT) (Percentages shown are based on Net Assets)

Security	Par (000)	Value
Texas (continued)
North Texas Tollway Authority, Refunding RB, 1st Tier, Series A, 5.00%, 01/01/35	$5,750	$6,344,722
Red River Health Facilities Development Corp., RB, Wichita Falls Retirement Foundation Project:
4.70%, 01/01/22	520	532,329
5.50%, 01/01/32	1,000	1,032,390
Socorro Independent School District, GO, Refunding, Series B, 4.00%, 08/15/34	3,000	3,094,140
Texas Municipal Gas Acquisition & Supply Corp. III, RB, Natural Gas Utility Improvements:
5.00%, 12/15/30	13,000	13,839,150
5.00%, 12/15/31	25,000	26,564,000
Texas Public Finance Authority, Refunding RB, Midwestern State University:
4.00%, 12/01/30	2,000	2,055,620
4.00%, 12/01/31	1,650	1,690,062
Texas Transportation Commission State Highway Fund, Refunding RB, 1st Tier, 5.00%, 10/01/22	5,000	5,494,550
University of Texas System, Refunding RB, Financing System, Series C, 5.00%, 08/15/20	7,410	7,780,574

		284,972,546
Vermont — 0.2%
Vermont EDA, Refunding, MRB, Wake Robin Corp. Project, 5.40%, 05/01/33	2,400	2,503,080

Virginia — 0.8%
County of Fairfax Virginia EDA, RB, Vinson Hall LLC, Series A, 5.00%, 12/01/32	2,000	2,105,160
County of Hanover Virginia EDA, Refunding RB, Covenant Woods, Series A:
4.50%, 07/01/30	3,000	3,022,020
4.50%, 07/01/32	1,100	1,104,367
Dulles Town Center Community Development Authority, Refunding, Special Assessment, Dulles Town Center Project, 4.25%, 03/01/26	500	491,935
Virginia College Building Authority, RB, Green Bonds, Marymount University Project, Series B, 5.25%, 07/01/30(b)	2,000	2,118,460

Security	Par (000)	Value
Virginia (continued)
Virginia Small Business Financing Authority, RB, Senior Lien, Express Lanes LLC, AMT, 5.00%, 07/01/34	$3,940	$4,127,032

		12,968,974
Washington — 2.3%
Grant & Douglas Counties School District No. 144-101 Quincy, GO, 4.00%, 12/01/34	7,475	7,701,717
Greater Wenatchee Regional Events Center Public Facilities District, Refunding RB, Series A:
5.00%, 09/01/27	1,000	1,014,540
5.25%, 09/01/32	1,850	1,869,018
Port of Seattle Washington, Refunding RB, Interemediate Lien, AMT, Series C, 5.00%, 05/01/34	6,000	6,591,780
Port of Seattle Washington Industrial Development Corp., Refunding RB, Special Facilities, Delta Airline, Inc. Project, AMT, 5.00%, 04/01/30	5,000	5,340,000
Washington Biomedical Research Properties 3.2, RB, Series A:
5.00%, 01/01/31	1,000	1,118,670
5.00%, 01/01/32	1,140	1,270,906
Washington Health Care Facilities Authority, Refunding RB, MultiCare Health System, Series B, 5.00%, 08/15/35	9,485	10,596,263
Washington State Housing Finance Commission, Refunding RB, Emerald Heights Project:
5.00%, 07/01/28	1,000	1,071,550
5.00%, 07/01/33	1,100	1,163,107

		37,737,551
West Virginia — 0.2%
West Virginia Hospital Finance Authority, RB, West Virginia University Health System, Series A:
5.00%, 06/01/31	1,950	2,148,412
5.00%, 06/01/33	1,100	1,201,739

		3,350,151
Wisconsin — 2.2%
Public Finance Authority, Refunding RB, AMT:
National Gypsum Co., 5.25%, 04/01/30	6,690	6,997,673
Waste Management, Inc. Project, 2.63%, 11/01/25	3,000	2,832,960

13

Schedule of Investments (unaudited) (continued) October 31, 2018	BlackRock Municipal 2030 Target Term Trust (BTT) (Percentages shown are based on Net Assets)

Security	Par (000)	Value
Wisconsin (continued)
Public Finance Authority, Refunding RB, AMT (continued):
Wisconsin Airport Facilities, Senior Obligated Group, Series B, 5.25%, 07/01/28	$2,250	$2,389,748
Wisconsin Health & Educational Facilities Authority, Refunding RB:
Advocate Aurora Health Credit Group, Series C-4, 2.26%, 08/15/54(e)	8,200	8,200,000
Marquette University, 4.00%, 10/01/32	4,520	4,610,174
Milwaukee Regional Medical Center Thermal Service, Inc., 5.00%, 04/01/35(d)	2,500	2,791,375
Wisconsin Housing & Economic Development Authority, Refunding RB, S/F Housing, Series D, 3.00%, 09/01/32	9,000	8,378,100

		36,200,030

Total Municipal Bonds — 133.5% (Cost — $2,183,080,561)		2,160,247,329

Municipal Bonds Transferred to Tender Option Bond Trusts(i)

Colorado — 5.1%
City & County of Denver Colorado, Refunding ARB, Department of Aviation, Series A, AMT(j):
4.25%, 11/15/29	33,820	35,067,349
4.25%, 11/15/30	35,210	36,508,615
4.25%, 11/15/31	8,085	8,383,191
4.25%, 11/15/32	2,230	2,312,247

		82,271,402
Florida — 5.9%
County of Broward Florida, ARB, Series Q-1(j):
4.00%, 10/01/29	17,200	17,433,815
4.00%, 10/01/30	18,095	18,340,981
4.00%, 10/01/31	18,820	19,075,837
4.00%, 10/01/32	19,575	19,841,100
4.00%, 10/01/33	20,355	20,631,704
		95,323,437
Iowa — 2.7%
Iowa State Board of Regents, RB, University of Iowa Hospitals & Clinics:
4.00%, 09/01/28	3,375	3,478,614
4.00%, 09/01/29	6,524	6,725,321

Security	Par (000)	Value
Iowa (continued)
Iowa State Board of Regents, RB, University of Iowa Hospitals & Clinics (continued):
4.00%, 09/01/30	$6,324	$6,519,181
4.00%, 09/01/31	8,649	8,915,559
4.00%, 09/01/32	7,749	7,987,929
4.00%, 09/01/33	9,374	9,662,817

		43,289,421
Nevada — 1.1%
Clark County Nevada, 4.00%, 11/01/34	17,710	18,148,917

Pennsylvania — 2.8%
Commonwealth of Pennsylvania, GO, 1st Series, 5.00%, 03/01/32(j)	20,000	22,319,000
Lehigh County Pennsylvania General Purpose Hospital, 4.00%, 07/01/33	22,285	22,625,814

		44,944,814
Texas — 9.7%
City of San Antonio Texas Public Facilities Corp., Refunding LRB, Convention Center Refinancing & Expansion Project:
4.00%, 09/15/30	15,000	15,368,001
4.00%, 09/15/31	19,475	19,952,788
4.00%, 09/15/32	18,075	18,518,441
4.00%, 09/15/33	11,000	11,269,868
4.00%, 09/15/34	11,885	12,176,580
4.00%, 09/15/35	4,500	4,610,400
Dallas Fort Worth International Airport, Refunding RB, AMT(j):
Series E, 4.00%, 11/01/32	6,915	7,135,641
Series E, 4.13%, 11/01/35	10,435	10,767,955
Series F, 5.00%, 11/01/29	12,820	13,229,055
Series F, 5.00%, 11/01/30	15,565	16,061,641
Series F, 5.00%, 11/01/31	10,000	10,319,076
Series F, 5.00%, 11/01/32	17,170	17,717,853

		157,127,299

Total Municipal Bonds Transferred to Tender Option Bond Trusts — 27.3% (Cost — $438,961,704)		441,105,290

Total Long-Term Investments — 160.8% (Cost — $2,622,042,265)		2,601,352,619

14

Schedule of Investments (unaudited) (continued) October 31, 2018	BlackRock Municipal 2030 Target Term Trust (BTT) (Percentages shown are based on Net Assets)

Security	Shares	Value
Short-Term Securities — 0.7%
BlackRock Liquidity Funds, MuniCash, Institutional Class, 1.45%(k)(l)	11,696,767	$11,697,937

Total Short-Term Securities — 0.7% (Cost — $11,697,937)		11,697,937

Total Investments — 161.5% (Cost — $2,633,740,202)		2,613,050,556
Other Assets Less Liabilities — 1.0%		16,638,974
Liability for TOB Trust Certificates, Including Interest Expense and Fees Payable — (16.2)%		(262,575,903)
RVMTP Shares at Liquidation Value, Net of Deferred Offering Costs — (46.3)%		(749,619,260)

Net Assets Applicable to Common Shares — 100.0%		$1,617,494,367

(a)	Zero-coupon bond.
(b)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(c)	U.S. Government securities, held in escrow, are used to pay interest on this security, as well as to retire the bond in full at the date indicated, typically at a premium to par.
(d)	When-issued security.
(e)

Variable or floating rate security, which interest rate adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. Rate shown is the rate in effect as of period end.

(f)	Step-up bond that pays an initial coupon rate for the first period and then a higher coupon rate for the following periods. Rate as of period end.
(g)	Issuer filed for bankruptcy and/or is in default.
(h)	Non-income producing security.
(i)	Represent bonds transferred to a TOB Trust in exchange of cash and residual certificates received by the Trust. These bonds serve as collateral in a secured borrowing.
(j)

All or a portion of security is subject to a recourse agreement. The aggregate maximum potential amount the Trust could ultimately be required to pay under the agreements, which expires between May 1, 2020 to March 1, 2026, is $180,165,748.

(k)	Annualized 7-day yield as of period end.
(l)

During the period ended October 31, 2018, investments in issuers considered to be an affiliate of the Trust for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliate	Shares Held at 07/31/18	Net Activity	Shares Held at 10/31/18	Value at 10/31/18	Income	Net Realized Gain (Loss)(a)	Change in Unrealized Appreciation (Depreciation)
BlackRock Liquidity Funds, MuniCash, Institutional Class	26,798,334	(15,101,567)	11,696,767	$11,697,937	$88,411	$(3)	$(2,680)

(a)	Includes net capital gain distributions, if applicable.

For Fund compliance purposes, the Fund’s sector classifications refer to one or more of the sector sub-classifications used by one or more widely recognized market indexes or rating group indexes, and/or as defined by the investment adviser. These definitions may not apply for purposes of this report, which may combine such sector sub-classifications for reporting ease.

15

Schedule of Investments (unaudited) (continued) October 31, 2018	BlackRock Municipal 2030 Target Term Trust (BTT)

Portfolio Abbreviations

AGM — Assured Guaranty Municipal Corp.

AMBAC — American Municipal Bond Assurance Corp.

AMT — Alternative Minimum Tax (subject to)

ARB — Airport Revenue Bonds

BAM — Build America Mutual Assurance Co.

CAB — Capital Appreciation Bonds

COP — Certificates of Participation

EDA — Economic Development Authority

EDC — Economic Development Corp.

GARB — General Airport Revenue Bonds

GO — General Obligation Bonds

IDA — Industrial Development Authority

ISD — Independent School District

LRB — Lease Revenue Bonds

M/F — Multi-Family

MRB — Mortgage Revenue Bonds

NPFGC — National Public Finance Guarantee Corp.

PSF-GTD — Permanent School Fund Guaranteed

RB — Revenue Bonds

S/F — Single-Family

VRDN — Variable Rate Demand Notes

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of investments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 — Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Trust has the ability to access

•

Level 2 — Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

•

Level 3 — Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Trust’s own assumptions used in determining the fair value of investments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the BlackRock Global Valuation Methodologies Committee (the “Global Valuation Committee”) in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. Level 3 investments may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated by the Global Valuation Committee in the absence of market information.

Changes in valuation techniques may result in transfers into or out of an assigned level within the hierarchy. In accordance with the Trust’s policy, transfers between different levels of the fair value hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments is based on the pricing transparency of the investments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Trust’s policy regarding valuation of investments, refer to the Trust’s most recent financial statements as contained in its annual report.

16

Schedule of Investments (unaudited) (continued) October 31, 2018	BlackRock Municipal 2030 Target Term Trust (BTT)

Fair Value Hierarchy as of Period End (continued)

The following tables summarize the Trust’s investments categorized in the disclosure hierarchy:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Long-Term Investments (a)	$—	$2,601,352,619	$—	$2,601,352,619
Short-Term Securities	11,697,937	—	—	11,697,937

	$11,697,937	$2,601,352,619	$—	$2,613,050,556

(a)	See above Schedule of Investments for values in each state or political subdivision.

The Trust may hold assets and/or liabilities in which the fair value approximates the carrying amount for financial reporting purposes. As of period end, such assets and/or liabilities are categorized within the disclosure hierarchy as follows:

	Level 1	Level 2	Level 3	Total
Liabilities:
RVMTP Shares at Liquidation Value	$—	$(750,000,000)	$—	$(750,000,000)
TOB Trust Certificates	—	(261,819,915)	—	(261,819,915)

	$—	$(1,011,819,915)	$—	$(1,011,819,915)

During the period ended October 31, 2018, there were no transfers between levels.

17

Item 2 – Controls and Procedures

2(a) –

The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 13a-15(b) under the Securities Exchange Act of 1934, as amended.

2(b) –

There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3 – Exhibits

Certifications – Attached hereto

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BlackRock Municipal 2030 Target Term Trust

By:	/s/ John M. Perlowski
John M. Perlowski

 Chief Executive Officer (principal executive officer) of BlackRock Municipal 2030 Target Term Trust

Date: December 19, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ John M. Perlowski
John M. Perlowski

 Chief Executive Officer (principal executive officer) of BlackRock Municipal 2030 Target Term Trust

Date: December 19, 2018

By:	/s/ Neal J. Andrews
Neal J. Andrews

 Chief Financial Officer (principal financial officer) of BlackRock Municipal 2030 Target Term Trust

Date: December 19, 2018